COMMITMENTS AND CONTINGENCIES - Narrative (Q2) (Details) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other Commitments [Line Items]
Rent payment		$ 233,000	$ 153,000	$ 421,000	$ 298,000
Mr. Harris, CEO
Other Commitments [Line Items]
Officers compensation				$ 450,000
Incentive opportunity, percent of base salary (up to)		137.50%		137.50%
Bonus amount	$ 300,000
Mr. Sykes, CFO
Other Commitments [Line Items]
Officers compensation				$ 350,000
Incentive opportunity, percent of base salary (up to)		100.00%		100.00%
Bonus amount	$ 250,000
Minimum
Other Commitments [Line Items]
Monthly rent expense				$ 2,900
Maximum
Other Commitments [Line Items]
Monthly rent expense				$ 11,000